GENERAL (Narrative) (Details) - Customer Concentration Risk [Member] - Sales Revenue, Net [Member] - item	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Number of major customers	2	2	2
Threshold percentage for disclosure	10.00%	10.00%	10.00%
Major customer one [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	23.00%	23.00%
Major customer two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	12.00%	10.00%